Carillon Reams Core Plus Bond Fund
Schedule of Investments
March 31, 2025 (Unaudited)

AGENCY MORTGAGE-BACKED SECURITIES - 30.3%		Par	Value
Fannie Mae Pool
5.00%, 05/15/2055 (a)		$56,720,000	$55,541,935
5.50%, 05/15/2055 (a)		212,815,000	212,349,216
6.00%, 05/15/2055 (a)		275,630,000	279,650,695
TOTAL AGENCY MORTGAGE-BACKED SECURITIES (Cost $546,695,143)			547,541,846

U.S. TREASURY SECURITIES - 24.2%		Par	Value
U.S. Treasury Bonds
2.38%, 02/15/2042		15,610,000	11,585,547
4.25%, 08/15/2054		194,505,000	183,594,485
4.50%, 11/15/2054		18,915,000	18,637,186
U.S. Treasury Notes
3.88%, 09/30/2029		26,520,000	26,445,413
4.38%, 12/31/2029		82,605,000	84,105,442
3.88%, 08/15/2034		48,362,000	47,137,837
4.25%, 11/15/2034		66,065,000	66,261,130
TOTAL U.S. TREASURY SECURITIES (Cost $442,428,708)			437,767,040

CORPORATE BONDS - 23.2%		Par	Value
Aerospace & Defense - 0.2%
L3Harris Technologies, Inc., 5.35%, 06/01/2034		2,780,000	2,806,134

Air Freight & Logistics - 0.5%
United Parcel Service, Inc., 5.15%, 05/22/2034		8,810,000	8,942,403

Airlines - 2.1%
Air Canada, Pass Through Trust, Series 2020-2, Class A, 5.25%, 04/01/2029 (b)		1,979,590	1,987,793
Alaska Airlines, Pass Through Trust, Series 2020-1, Class A, 4.80%, 08/15/2027 (b)		8,174,155	8,145,164
American Airlines, Pass Through Trust
Series 2017-2, Class AA, 3.35%, 10/15/2029		1,704,780	1,616,598
Series 2019-1, Class AA, 3.15%, 02/15/2032		1,901,936	1,742,221
British Airways, Pass Through Trust
Series 2019-1, Class AA, 3.30%, 12/15/2032 (b)		1,298,925	1,209,772
Series 2020-1, Class A, 4.25%, 11/15/2032 (b)		2,331,195	2,243,407
Series 2021-1, Class A, 2.90%, 03/15/2035 (b)		631,193	565,851
Delta Air Lines, Pass Through Trust, Series 2020-1, Class AA, 2.00%, 06/10/2028		7,809,958	7,297,756
JetBlue, Pass Through Trust
Series 2019-1, Class AA, 4.00%, 11/15/2032		1,517,108	1,421,462
Series 2020-1, Class A, 2.75%, 05/15/2032		4,279,630	3,711,191
United Airlines, Pass Through Trust
Series 2015-1, Class AA, 3.45%, 12/01/2027		2,079,170	2,013,234
Series 2016-2, Class AA, 2.88%, 10/07/2028		1,309,415	1,230,357
Series 2018-1, Class AA, 3.50%, 03/01/2030		3,602,133	3,421,446
Series 2019-1, Class AA, 4.15%, 08/25/2031		1,085,013	1,037,822
			37,644,074

Auto Manufacturers - 2.7%
American Honda Finance Corp., 5.20%, 03/05/2035		4,920,000	4,867,154
Ford Motor Credit Co. LLC, 6.95%, 03/06/2026		3,270,000	3,305,617
General Motors Financial Co., Inc.
6.05%, 10/10/2025		2,555,000	2,570,698
1.25%, 01/08/2026		9,890,000	9,621,253
6.00%, 01/09/2028		16,680,000	17,106,656
Volkswagen Group of America Finance LLC
5.30%, 03/22/2027 (b)		7,725,000	7,789,487
3.75%, 05/13/2030 (b)		3,760,000	3,500,081
			48,760,946

Banks - 5.4%
Bank of America Corp.
4.98% to 01/24/2028 then SOFR + 0.83%, 01/24/2029		9,110,000	9,202,342
5.02% to 07/22/2032 then SOFR + 2.16%, 07/22/2033		4,515,000	4,496,060
5.51% to 01/24/2035 then SOFR + 1.31%, 01/24/2036		2,668,000	2,715,288
Citigroup, Inc.
4.54% to 09/19/2029 then SOFR + 1.34%, 09/19/2030		4,945,000	4,878,314
4.91% to 05/24/2032 then SOFR + 2.09%, 05/24/2033		12,905,000	12,654,616
5.45% to 06/11/2034 then SOFR + 1.45%, 06/11/2035		2,680,000	2,695,121
HSBC Holdings PLC, 4.95%, 03/31/2030		5,690,000	5,708,733
JPMorgan Chase & Co.
4.51% to 10/22/2027 then SOFR + 0.86%, 10/22/2028		3,115,000	3,111,858
4.91% to 07/25/2032 then SOFR + 2.08%, 07/25/2033		8,670,000	8,601,058
5.29% to 07/22/2034 then SOFR + 1.46%, 07/22/2035		5,870,000	5,893,465
5.50% to 01/24/2035 then SOFR + 1.32%, 01/24/2036		2,670,000	2,727,514
Royal Bank of Canada, 4.65% to 10/18/2029 then SOFR + 1.08%, 10/18/2030		7,790,000	7,730,325
The PNC Financial Services Group, Inc., 6.04% to 10/28/2032 then SOFR + 2.14%, 10/28/2033		4,310,000	4,524,896
US Bancorp, 5.38% to 01/23/2029 then SOFR + 1.56%, 01/23/2030		9,090,000	9,274,168
Wells Fargo & Co.
4.48% to 04/04/2030 then 3 mo. Term SOFR + 4.03%, 04/04/2031		10,605,000	10,423,824
5.21% to 12/03/2034 then SOFR + 1.38%, 12/03/2035		2,680,000	2,661,508
			97,299,090

Capital Markets - 1.8%
Morgan Stanley
6.34% to 10/18/2032 then SOFR + 2.56%, 10/18/2033		4,195,000	4,500,675
5.59% to 01/18/2035 then SOFR + 1.42%, 01/18/2036		2,670,000	2,726,783
State Street Corp., 5.15% to 02/28/2035 then SOFR + 1.22%, 02/28/2036		2,705,000	2,711,368
The Bank of New York Mellon Corp., 4.97% to 04/26/2033 then SOFR + 1.61%, 04/26/2034		4,580,000	4,539,205
The Goldman Sachs Group, Inc.
3.10% to 02/24/2032 then SOFR + 1.41%, 02/24/2033		5,270,000	4,644,710
5.54% to 01/28/2035 then SOFR + 1.38%, 01/28/2036		2,670,000	2,707,276
UBS Group AG
1.36% to 01/30/2026 then 1 yr. CMT Rate + 1.08%, 01/30/2027 (b)		4,805,000	4,676,395
3.13% to 08/13/2029 then 3 mo. LIBOR US + 1.47%, 08/13/2030 (b)(c)		1,190,000	1,106,966
5.96% (1 yr. CMT Rate + 2.20%), 01/12/2034 (b)		4,295,000	4,468,103
			32,081,481

Consumer Finance - 0.3%
American Express Co., 5.04% to 07/26/2027 then SOFR + 0.93%, 07/26/2028		5,955,000	6,029,946

Containers & Packaging - 0.3%
Sonoco Products Co., 3.13%, 05/01/2030		6,620,000	6,061,204

Diversified Telecommunication Services - 0.3%
Verizon Communications, Inc., 5.25%, 04/02/2035		6,245,000	6,260,755

Electric - 4.8%
Appalachian Power Co., 2.70%, 04/01/2031		7,525,000	6,656,878
DTE Electric Co., 5.20%, 04/01/2033		7,305,000	7,395,720
Duke Energy Florida LLC
5.88%, 11/15/2033		2,230,000	2,353,922
5.65%, 04/01/2040		5,606,000	5,754,042
Duke Energy Indiana LLC, 5.25%, 03/01/2034		4,450,000	4,495,164
Duke Energy Progress LLC, 5.25%, 03/15/2033		7,790,000	7,933,576
Entergy Arkansas LLC
5.30%, 09/15/2033		6,130,000	6,251,343
5.45%, 06/01/2034		5,060,000	5,166,391
3.35%, 06/15/2052		5,500,000	3,714,015
Entergy Louisiana LLC, 5.35%, 03/15/2034		5,285,000	5,347,223
Indianapolis Power & Light Co., 5.65%, 12/01/2032 (b)		6,805,000	7,029,595
MidAmerican Energy Co., 5.35%, 01/15/2034		3,725,000	3,824,315
Monongahela Power Co., 5.85%, 02/15/2034 (b)		5,120,000	5,283,534
Public Service Co. of New Hampshire, 5.35%, 10/01/2033		9,575,000	9,786,472
San Diego Gas & Electric Co., 5.40%, 04/15/2035		3,590,000	3,615,656
Wisconsin Public Service Corp., 2.85%, 12/01/2051		3,695,000	2,313,100
			86,920,946

Electric Utilities - 1.9%
IPALCO Enterprises, Inc., 4.25%, 05/01/2030		8,270,000	7,873,272
Union Electric Co., 5.20%, 04/01/2034		6,090,000	6,129,182
Virginia Electric and Power Co., 5.15%, 03/15/2035		4,015,000	3,985,343
Wisconsin Power and Light Co.
1.95%, 09/16/2031		4,760,000	4,015,836
3.95%, 09/01/2032		7,150,000	6,705,060
4.95%, 04/01/2033		5,725,000	5,679,387
			34,388,080

Ground Transportation - 0.2%
Union Pacific Corp., 5.10%, 02/20/2035		2,670,000	2,693,007

Hotels, Restaurants & Leisure - 0.1%
McDonald's Corp., 4.95%, 03/03/2035		2,670,000	2,657,057

Insurance - 0.5%
MetLife, Inc., 5.38%, 07/15/2033		8,525,000	8,785,733

Multi-Utilities - 0.2%
Dominion Energy, Inc., 3.38%, 04/01/2030		4,750,000	4,438,997

Oil & Gas - 0.9%
BP Capital Markets America, Inc.
4.99%, 04/10/2034		3,515,000	3,480,455
5.23%, 11/17/2034		10,310,000	10,362,981
Chevron USA, Inc., 4.98%, 04/15/2035		2,775,000	2,781,323
			16,624,759

Oil, Gas & Consumable Fuels - 0.4%
TransCanada PipeLines Ltd., 4.10%, 04/15/2030		7,540,000	7,257,195

Tobacco - 0.3%
Altria Group, Inc., 2.45%, 02/04/2032		5,725,000	4,829,838

Transportation - 0.3%
Canadian Pacific Railway Co., 5.20%, 03/30/2035		5,765,000	5,765,679
TOTAL CORPORATE BONDS (Cost $426,239,406)			420,247,324

ASSET-BACKED SECURITIES - 20.0%		Par	Value
Ally Auto Receivables Trust, Series 2023-1, Class A2, 5.76%, 11/15/2026		314,863	314,963
American Homes 4 Rent Trust, Series 2015-SFR2, Class A, 3.73%, 10/17/2052 (b)		5,483,363	5,447,709
AMSR Trust
Series 2019-SFR1, Class A, 2.77%, 01/19/2039 (b)		2,150,000	2,082,158
Series 2020-SFR4, Class A, 1.36%, 11/17/2037 (b)		7,890,114	7,740,854
Series 2020-SFR5, Class A, 1.38%, 11/17/2037 (b)		1,452,844	1,426,262
Series 2021-SFR3, Class A, 1.48%, 10/17/2038 (b)		3,635,000	3,457,299
Series 2024-SFR1, Class A, 4.29%, 07/17/2041 (b)(d)		3,200,000	3,126,254
Series 2024-SFR2, Class A, 4.15%, 11/17/2041 (b)		1,620,000	1,565,177
Avis Budget Rental Car Funding AESOP LLC
Series 2020-1A, Class A, 2.33%, 08/20/2026 (b)		5,875,000	5,845,339
Series 2022-3A, Class A, 4.62%, 02/20/2027 (b)		3,730,000	3,726,510
BMW Vehicle Owner Trust
Series 2023-A, Class A3, 5.47%, 02/25/2028		2,822,376	2,840,984
Series 2024-A, Class A2A, 5.42%, 02/25/2027		4,839,289	4,853,382
Series 2024-A, Class A2B, 4.68% (30 day avg SOFR US + 0.34%), 02/25/2027		2,731,910	2,731,912
Series 2025-A, Class A2B, 4.64% (30 day avg SOFR US + 0.30%), 10/25/2027		14,205,000	14,183,224
Bridge Trust, Series 2022-SFR1, Class A, 3.40%, 11/17/2037 (b)		3,966,914	3,915,856
Capital One Prime Auto Receivables Trust
Series 2023-1, Class A3, 4.87%, 02/15/2028		10,459,780	10,488,657
Series 2024-1, Class A2A, 4.61%, 10/15/2027		3,040,000	3,041,925
Series 2024-1, Class A2B, 4.67% (30 day avg SOFR US + 0.32%), 10/15/2027		2,770,000	2,767,684
Citizens Auto Receivables Trust, Series 2024-2, Class A2B, 4.89% (30 day avg SOFR US + 0.54%), 11/16/2026 (b)		3,930,382	3,931,438
Corevest American Finance Trust, Series 2020-4, Class A, 1.17%, 12/15/2052 (b)		2,163,075	2,126,401
Fifth Third Auto Trust, Series 2023-1, Class A2A, 5.80%, 11/16/2026		1,132,443	1,133,283
FirstKey Homes Trust
Series 2020-SFR1, Class A, 1.34%, 08/17/2037 (b)		5,500,034	5,414,821
Series 2020-SFR2, Class A, 1.27%, 10/19/2037 (b)		13,321,719	13,050,364
Series 2021-SFR1, Class A, 1.54%, 08/17/2038 (b)		8,527,253	8,164,030
Series 2021-SFR2, Class A, 1.38%, 09/17/2038 (b)		1,238,211	1,183,920
Ford Credit Auto Owner Trust
Series 2023-B, Class A2B, 4.84% (30 day avg SOFR US + 0.49%), 06/15/2026		1,020,657	1,020,845
Series 2024-B, Class A2A, 5.40%, 04/15/2027		3,010,793	3,021,380
Series 2024-B, Class A2B, 4.75% (30 day avg SOFR US + 0.40%), 04/15/2027		4,931,815	4,931,803
Series 2024-C, Class A2B, 4.75% (30 day avg SOFR US + 0.40%), 08/15/2027		4,090,000	4,090,219
Series 2024-D, Class A2A, 4.59%, 10/15/2027		2,515,000	2,517,026
Series 2024-D, Class A2B, 4.67% (30 day avg SOFR US + 0.32%), 10/15/2027		2,905,000	2,903,351
FRTKL, Series 2021-SFR1, Class A, 1.57%, 09/17/2038 (b)		2,005,000	1,913,475
GM Financial Consumer Automobile Receivables Trust
Series 2023-3, Class A2A, 5.74%, 09/16/2026		482,920	483,201
Series 2024-1, Class A2A, 5.12%, 02/16/2027		1,070,407	1,071,609
Series 2024-1, Class A2B, 4.75% (30 day avg SOFR US + 0.40%), 02/16/2027		1,588,283	1,588,434
Series 2024-3, Class A2A, 5.35%, 06/16/2027		2,476,605	2,484,323
Series 2024-3, Class A2B, 4.71% (30 day avg SOFR US + 0.36%), 06/16/2027		2,476,605	2,476,596
Series 2025-1, Class A2B, 4.68% (30 day avg SOFR US + 0.33%), 01/18/2028		13,500,000	13,490,538
Hertz Vehicle Financing III LLC
Series 2022-1A, Class A, 1.99%, 06/25/2026 (b)		2,022,500	2,013,788
Series 2025-1A, Class A, 4.91%, 09/25/2029 (b)		10,110,000	10,099,193
Series 2025-2A, Class A, 5.13%, 09/25/2031 (b)		7,490,000	7,527,297
Honda Auto Receivables Owner Trust
Series 2022-1, Class A3, 1.88%, 05/15/2026		640,949	637,500
Series 2024-1, Class A2, 5.36%, 09/15/2026		5,424,093	5,434,467
Series 2024-2, Class A2, 5.48%, 11/18/2026		8,808,275	8,833,762
Hyundai Auto Receivables Trust
Series 2023-B, Class A2A, 5.77%, 05/15/2026		516,013	516,218
Series 2023-C, Class A2B, 4.98% (30 day avg SOFR US + 0.63%), 01/15/2027		1,751,029	1,751,872
Series 2024-B, Class A2A, 5.15%, 06/15/2027		3,870,956	3,881,993
Series 2024-B, Class A2B, 4.72% (30 day avg SOFR US + 0.37%), 06/15/2027		3,376,077	3,376,072
Series 2025-A, Class A2A, 4.33%, 12/15/2027		7,380,000	7,374,233
Series 2025-A, Class A2B, 4.69% (30 day avg SOFR US + 0.34%), 12/15/2027		8,965,000	8,959,876
Invitation Homes Trust, Series 2024-SFR1, Class A, 4.00%, 09/17/2041 (b)		9,903,036	9,533,558
Mercedes-Benz Auto Lease Trust
Series 2024-A, Class A2B, 4.77% (30 day avg SOFR US + 0.42%), 02/16/2027		3,012,999	3,012,322
Series 2024-B, Class A2B, 4.79% (30 day avg SOFR US + 0.44%), 12/15/2026		2,228,261	2,228,522
Mercedes-Benz Auto Receivables Trust
Series 2023-2, Class A2, 5.92%, 11/16/2026		2,239,226	2,243,524
Series 2024-1, Class A2B, 4.72% (30 day avg SOFR US + 0.37%), 05/17/2027		3,064,070	3,064,068
Series 2025-1, Class A2B, 4.67% (30 day avg SOFR US + 0.32%), 02/15/2028		14,245,000	14,246,718
Nissan Auto Receivables Owner Trust
Series 2023-B, Class A2A, 5.95%, 05/15/2026		1,262,535	1,264,494
Series 2023-B, Class A2B, 4.91% (30 day avg SOFR US + 0.56%), 05/15/2026		1,835,079	1,835,852
Series 2024-A, Class A2B, 4.73% (30 day avg SOFR US + 0.38%), 12/15/2026		10,176,243	10,177,586
Series 2024-B, Class A2B, 4.73% (30 day avg SOFR US + 0.38%), 06/15/2027		7,395,000	7,393,612
Porsche Financial Auto Securitization Trust
Series 2024-1A, Class A2A, 4.45%, 01/24/2028 (b)		4,071,677	4,070,240
Series 2024-1A, Class A2B, 4.62% (30 day avg SOFR US + 0.28%), 01/24/2028 (b)		3,425,226	3,421,569
Progress Residential Trust
Series 2021-SFR2, Class A, 1.55%, 04/19/2038 (b)		3,233,545	3,218,927
Series 2021-SFR3, Class A, 1.64%, 05/17/2026 (b)		4,804,880	4,697,322
Series 2021-SFR4, Class A, 1.56%, 05/17/2038 (b)		7,361,589	7,198,572
Series 2021-SFR5, Class A, 1.43%, 07/17/2038 (b)		2,705,410	2,630,297
Series 2021-SFR8, Class A, 1.51%, 10/17/2038 (b)		2,536,923	2,434,110
Series 2022-SFR2, Class A, 2.95%, 04/17/2027 (b)		9,293,378	8,978,146
Series 2022-SFR4, Class A, 4.44%, 05/17/2041 (b)		966,315	948,605
Series 2024-SFR4, Class A, 3.10%, 07/17/2041 (b)		5,480,000	5,096,795
Series 2024-SFR5, Class A, 3.00%, 08/09/2029 (b)		3,450,000	3,180,312
Series 2025-SFR1, Class A, 3.40%, 02/17/2042 (b)(d)		1,075,000	1,004,130
Series 2025-SFR2, Class A, 3.31%, 04/17/2042 (b)		3,000,000	2,766,225
STAR Trust
Series 2021-SFR1, Class A, 5.03% (1 mo. Term SOFR + 0.71%), 04/17/2038 (b)		642,290	638,283
Series 2022-SFR3, Class A, 5.97% (1 mo. Term SOFR + 1.65%), 05/17/2039 (b)		9,591,869	9,599,607
Series 2025-SFR5, Class A, 5.77% (1 mo. Term SOFR + 1.45%), 02/17/2042 (b)		3,845,000	3,856,695
Toyota Auto Receivables Owner Trust
Series 2023-B, Class A2A, 5.28%, 05/15/2026		159,971	159,997
Series 2023-C, Class A2A, 5.60%, 08/17/2026		1,486,715	1,488,116
Series 2024-A, Class A2B, 4.70% (30 day avg SOFR US + 0.35%), 12/15/2026		2,741,170	2,741,636
Series 2024-C, Class A2A, 5.16%, 05/17/2027		3,669,066	3,677,518
Series 2024-C, Class A2B, 4.72% (30 day avg SOFR US + 0.37%), 05/17/2027		3,669,066	3,669,433
Tricon Residential Trust
Series 2022-SFR1, Class A, 3.86%, 04/17/2039 (b)		5,840,512	5,717,658
Series 2024-SFR2, Class A, 4.75%, 06/17/2040 (b)		4,812,007	4,784,646
Series 2024-SFR3, Class A, 4.50%, 08/17/2041 (b)		2,633,159	2,586,389
Series 2024-SFR4, Class A, 4.30%, 11/17/2041 (b)		1,679,029	1,633,734
TOTAL ASSET-BACKED SECURITIES (Cost $359,715,502)			362,158,695

COMMERCIAL MORTGAGE-BACKED SECURITIES - 13.4%		Par	Value
BANK
Series 2020-BN30, Class A2, 1.36%, 12/15/2053		2,016,000	1,957,761
Series 2024-BNK48, Class A5, 5.05%, 10/15/2057		1,474,000	1,473,239
Series 2025-BNK49, Class A5, 5.62%, 03/15/2058 (e)		1,965,000	2,041,401
BBCMS Trust, Series 2023-C22, Class A5, 6.80%, 11/15/2056 (e)		2,559,840	2,867,002
Benchmark Mortgage Trust
Series 2018-B5, Class A2, 4.08%, 07/15/2051		1,115,631	1,080,941
Series 2021-B23, Class A2, 1.62%, 02/15/2054		4,555,000	3,979,061
Series 2021-B24, Class A2, 1.95%, 03/15/2054		3,638,000	3,444,446
Series 2022-B33, Class A2, 3.32%, 03/15/2055		8,420,000	8,056,727
BMO Mortgage Trust
Series 2024-C9, Class A5, 5.76%, 07/15/2057		3,984,000	4,166,625
Series 2025-C11, Class A5, 5.69%, 02/15/2058		3,635,000	3,788,652

Citigroup Mortgage Loan Trust, Inc.
Series 2021-INV1, Class A3A, 2.50%, 05/25/2051 (b)(e)		8,774,246	7,201,734
Series 2021-J3, Class A3A, 2.50%, 09/25/2051 (b)(e)		4,291,384	3,506,193
COMM Mortgage Trust, Series 2015-CR25, Class ASB, 3.54%, 08/10/2048		141,462	141,273
DBJPM Mortgage Trust, Series 2020-C9, Class A2, 1.90%, 08/15/2053		3,505,599	3,418,795
Flagstar Mortgage Trust
Series 2021-12, Class A2, 2.50%, 11/25/2051 (b)(e)		11,713,316	9,554,915
Series 2021-3INV, Class A18, 5.00%, 06/25/2051 (b)(e)		2,113,331	2,078,214
Series 2021-3INV, Class A2, 2.50%, 06/25/2051 (b)(e)		3,892,979	3,185,551
Series 2021-4, Class A1, 2.50%, 06/01/2051 (b)(e)		11,988,986	9,795,373
Series 2021-6INV, Class A4, 2.50%, 08/25/2051 (b)(e)		2,120,760	1,732,727
Series 2021-7, Class A1, 2.50%, 08/25/2051 (b)(e)		11,698,155	9,542,548
GS Mortgage-Backed Securities Trust
Series 2020-INV1, Class A14, 2.90%, 10/25/2050 (b)(e)		2,324,703	1,982,444
Series 2021-INV1, Class A2, 2.50%, 12/25/2051 (b)(e)		1,501,798	1,227,991
Series 2021-PJ2, Class A2, 2.50%, 07/25/2051 (b)(e)		2,572,630	2,101,919
Series 2022-LTV2, Class A21, 4.00%, 12/25/2052 (b)(e)		6,614,403	6,217,441
Series 2022-PJ5, Class A4, 2.50%, 10/25/2052 (b)(e)		2,502,515	2,039,877
Series 2022-PJ6, Class A4, 3.00%, 01/25/2053 (b)(e)		6,020,199	5,107,224
JP Morgan Mortgage Trust
Series 2017-2, Class A7, 3.50%, 05/25/2047 (b)(e)		2,271,167	2,057,402
Series 2020-9, Class A4, 2.50%, 05/25/2051 (b)(e)		3,508,829	3,228,632
Series 2021-1, Class A3, 2.50%, 06/25/2051 (b)(e)		5,072,637	4,144,502
Series 2021-10, Class A3A, 2.00%, 12/25/2051 (b)(e)		11,498,324	8,986,331
Series 2021-12, Class A3, 2.50%, 02/25/2052 (b)(e)		833,729	680,140
Series 2021-14, Class A12, 5.00%, 05/25/2052 (b)(e)		3,306,187	3,242,995
Series 2021-15, Class A2, 3.00%, 06/25/2052 (b)(e)		12,164,614	10,346,588
Series 2021-15, Class A3, 2.50%, 06/25/2052 (b)(e)		2,987,180	2,439,424
Series 2021-3, Class A3, 2.50%, 07/25/2051 (b)(e)		6,632,073	5,418,609
Series 2021-4, Class A3, 2.50%, 08/25/2051 (b)(e)		3,272,930	2,674,085
Series 2021-7, Class A3, 2.50%, 11/25/2051 (b)(e)		1,987,641	1,625,753
Series 2021-8, Class A3, 2.50%, 12/25/2051 (b)(e)		10,363,579	8,473,583
Series 2021-INV4, Class A2A, 2.50%, 01/25/2052 (b)(e)		3,087,103	2,535,765
Series 2021-INV8, Class A2, 3.00%, 05/25/2052 (b)(e)		7,669,585	6,562,005
Series 2022-1, Class A2, 3.00%, 07/25/2052 (b)(e)		4,261,797	3,621,027
Series 2022-4, Class A2A, 3.00%, 10/25/2052 (b)(e)		1,976,978	1,679,735
Series 2022-6, Class A3, 3.00%, 11/25/2052 (b)(e)		988,625	839,983
Series 2022-7, Class 1A2, 3.00%, 12/25/2052 (b)(e)		2,794,268	2,370,512
Series 2024-3, Class A3, 3.00%, 05/25/2054 (b)(e)		7,290,408	6,203,394
Series 2024-7, Class A3, 3.00%, 04/25/2053 (b)(e)		4,867,164	4,135,376
Mello Mortgage Capital Acceptance, Series 2021-MTG1, Class A1, 2.50%, 04/25/2051 (b)(e)		4,697,411	3,837,813
Morgan Stanley Residential Mortgage Loan Trust, Series 2023-1, Class A1, 4.00%, 02/25/2053 (b)(e)		1,193,834	1,093,867
OBX Trust
Series 2021-INV2, Class A3, 2.50%, 10/25/2051 (b)(e)		2,363,235	1,933,731
Series 2022-J2, Class A2, 3.00%, 08/25/2052 (b)(e)		6,952,324	5,897,990
Series 2023-INV1, Class A1, 3.00%, 01/25/2052 (b)(e)		9,069,795	7,687,993
Series 2023-J1, Class A1, 4.50%, 01/25/2053 (b)(e)		6,137,859	5,796,710
PRMI Securitization Trust, Series 2021-1, Class A3, 2.50%, 04/25/2051 (b)(e)		5,973,076	5,268,068
Provident Funding Mortgage Trust, Series 2021-INV2, Class 1A4, 2.00%, 11/25/2051 (b)(e)		1,683,377	1,443,308
PSMC Trust
Series 2021-1, Class A11, 2.50%, 03/25/2051 (b)(e)		1,879,077	1,663,103
Series 2021-2, Class A3, 2.50%, 05/25/2051 (b)(e)		3,689,622	3,290,212
RIDE Trust, Series 2025-SHRE, Class A, 5.08%, 02/14/2047 (b)(e)		5,000,000	5,047,036
Sequoia Mortgage Trust
Series 2021-4, Class A1, 2.50%, 06/25/2051 (b)(e)		5,723,208	4,681,189
Series 2021-9, Class A1, 2.50%, 01/25/2052 (b)(e)		4,138,787	3,376,344
Towd Point Mortgage Trust, Series 2015-5, Class M2, 3.50%, 05/25/2055 (b)(e)		3,499,896	3,463,441
UWM Mortgage Trust, Series 2021-INV4, Class A10, 5.00%, 12/25/2051 (b)(e)		2,169,772	2,134,107
Wells Fargo Commercial Mortgage Trust, Series 2025-C64, Class A5, 5.65%, 02/15/2058		1,865,000	1,936,378
Wells Fargo Mortgage Backed Securities Trust, Series 2021-1, Class A1, 2.50%, 12/25/2050 (b)(e)		1,010,150	825,324
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $243,766,516)			242,332,529

FOREIGN GOVERNMENT DEBT OBLIGATIONS - 2.7%		Par	Value
Secretaria Tesouro Nacional, 10.00%, 01/01/2031	BRL	329,650,000	48,890,482
TOTAL FOREIGN GOVERNMENT DEBT OBLIGATIONS (Cost $54,850,446)			48,890,482

MEDIUM-TERM NOTES - 0.7%		Par	Value
BNP Paribas Issuance BV, 05/22/2025 (b)(g)	EUR	1,751,000	1,536,463
Citigroup Global Markets Holdings, Inc.
04/24/2025 (g)	EUR	1,829,000	2,369,546
04/24/2025 (h)	GBP	1,542,000	2,005,273
05/05/2025 (g)	EUR	2,136,000	1,792,622
05/14/2025 (g)	EUR	1,883,000	2,442,967
05/14/2025 (h)	GBP	1,559,000	1,616,354
JPMorgan Chase Bank NA, 05/29/2025 (b)(i)		854,000	754,680
TOTAL MEDIUM-TERM NOTES (Cost $12,603,661)			12,517,905

SHORT-TERM INVESTMENTS - 11.9%			Value
U.S. Treasury Bills - 11.9%		Par
4.32%, 05/08/2025 (f)		126,085,000	125,536,198
4.29%, 08/14/2025 (f)		90,300,000	88,896,399
TOTAL SHORT-TERM INVESTMENTS (Cost $214,413,023)			214,432,597

TOTAL INVESTMENTS - 126.4% (Cost $2,300,712,405)			2,285,888,418
Liabilities in Excess of Other Assets - (26.4)%			(477,027,926)
TOTAL NET ASSETS - 100.0%			$1,808,860,492
two			–%

Percentages are stated as a percent of net assets.	–%

Par amount is in USD unless otherwise indicated.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

CMT - Constant Maturity Treasury
LIBOR - London Interbank Offered Rate
LLC - Limited Liability Company
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate

BRL - Brazilian Real
EUR - Euro
GBP - British Pound

(a)	To-be-announced security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors.

(c)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(d)	Step coupon bond. The rate disclosed is as of March 31, 2025.
(e)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of March 31, 2025.

(f)	Zero coupon instrument. The rate shown is the annualized effective yield as of March 31, 2025.
(g)
This security does not pay interest and does not guarantee full repayment of principal at maturity. Instead, the security offers a payment at maturity that may be greater than or less than the stated principal amount, depending on the performance of the synthetic 5Y5Y EUR CMS from its initial underlying value to its final underlying value.

(h)
This security does not pay interest and does not guarantee full repayment of principal at maturity. Instead, the security offers a payment at maturity that may be greater than or less than the stated principal amount, depending on the performance of the synthetic SONIA CMS10  from its initial underlying value to its final underlying value.

(i)
This security does not pay interest and does not guarantee full repayment of principal at maturity. Instead, the security offers a payment at maturity that may be greater than or less than the stated principal amount, depending on the performance of each of the USD CMS 30-Year ICE Swap Rate and the USD CMS 5-Year ICE Swap Rate (each, an “underlying”) from its initial underlying value to its final underlying value.

Carillon Reams Core Plus Bond Fund
Schedule of Futures Contracts
March 31, 2025 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional	Value & Unrealized Appreciation (Depreciation)
10 Year U.S. Ultra Treasury Notes	316	06/18/2025	$36,063,500	$421,186
				$421,186
				–
Description	Contracts Sold	Expiration Date	Notional	Value & Unrealized Appreciation (Depreciation)
Canadian 10 Year Government Bonds	(447)	06/19/2025	$(38,563,670)	$(303,597)
				$(303,597)
Net Unrealized Appreciation (Depreciation)				$117,589

There is $9,362 of variation margin due from the broker to the Fund as of the date of this report.

Carillon Reams Core Plus Bond Fund
Schedule of Forward Currency Contracts
March 31, 2025 (Unaudited)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Barclays Capital, Inc.	04/29/2025	INR	1,499,004,070	USD	17,208,965	$282,886
Barclays Capital, Inc.	04/15/2025	NOK	198,072,416	USD	17,239,129	1,587,982
Barclays Capital, Inc.	05/22/2025	USD	1,839,823	EUR	1,751,000	(59,045)
Barclays Capital, Inc.	04/15/2025	USD	18,783,058	NOK	198,072,416	(44,052)
Goldman Sachs	04/07/2025	AUD	28,680,000	USD	17,820,892	100,804
Goldman Sachs	06/03/2025	CAD	28,330,025	USD	19,731,027	19,250
Goldman Sachs	04/07/2025	USD	18,351,758	AUD	28,680,000	430,063
Goldman Sachs	06/03/2025	USD	1,633,600	BRL	9,493,993	(7,874)
J.P. Morgan Securities, Inc.	06/03/2025	USD	28,270,675	BRL	167,125,185	(624,605)
J.P. Morgan Securities, Inc.	05/27/2025	USD	18,116,000	CHF	16,016,356	(112,627)
J.P. Morgan Securities, Inc.	04/30/2025	USD	17,441,477	CNY	126,530,941	(44,688)
J.P. Morgan Securities, Inc.	04/24/2025	USD	1,914,346	EUR	1,829,000	(65,903)
J.P. Morgan Securities, Inc.	05/05/2025	USD	2,232,421	EUR	2,136,000	(81,648)
J.P. Morgan Securities, Inc.	05/14/2025	USD	1,957,040	EUR	1,883,000	(84,016)
J.P. Morgan Securities, Inc.	04/24/2025	USD	1,905,434	GBP	1,542,000	(86,336)
J.P. Morgan Securities, Inc.	05/14/2025	USD	1,937,058	GBP	1,559,000	(76,647)
Net Unrealized Appreciation (Depreciation)						$1,133,544

AUD - Australian Dollar
BRL - Brazilian Real CAD - Canadian Dollar
CHF - Swiss Franc
CNY - Chinese Yuan Renminbi
EUR - Euro GBP - British Pound
INR - Indian Rupee
NOK - Norwegian Krone
USD - United States Dollar

Carillon Reams Core Plus Bond Fund
Schedule of Interest Rate Swap Contracts
March 31, 2025

Pay/ Receive Floating Rate	Floating Rate Index	Central Clearing Party	Financing Rate	Payment Frequency	Termination Date	Notional Amount		Unrealized Appreciation (Depreciation)
Receive	Canadian Oversight Repo Rate A	LCH Ltd.	2.95%	Semi-Annually	01/28/2035	CAD	32,041,000	$(456,712)
Receive	Canadian Oversight Repo Rate A	LCH Ltd.	2.97%	Semi-Annually	01/29/2035	CAD	32,041,000	(496,076)
Pay	US SOFR Secured Overnight Fin Rate	LCH Ltd.	4.08%	Annually	01/29/2035		$23,583,000	588,000
Pay	US SOFR Secured Overnight Fin Rate	LCH Ltd.	4.10%	Annually	01/30/2035		$23,583,000	623,774
Total Unrealized Appreciation (Depreciation)								$258,986

SOFR - Secured Overnight Borrowing Rate
CAD – Canadian Dollars

Carillon Reams Core Plus Bond Fund
Schedule of Credit Default Swap Contracts
March 31, 2025 (Unaudited)

Reference Obligation *	Financing Rate Received (Paid)	Payment Frequency	Rating of Reference Entity	Maturity Date	Notional Amount (b)	Value (c)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Sell Protection (a):
CDX North American Investment Grade Index Series 44	1.00%	Quarterly	Baa2/BBB	06/20/2030	73,400,000	$1,347,444	$1,440,316	$(92,872)
CDX North American High Yield Index Series 44	5.00%	Quarterly	Baa2/BBB	06/20/2030	35,100,000	1,822,377	2,053,243	(230,866)
	0.000%					$3,169,821	$3,493,559	$(323,738)

* Intercontinental Exchange is the central clearing party.

(a) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation of underlying securities comprising the referenced index.

(b) The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(c) The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

There is $1,196 of variation margin related to swap contracts due from the Fund to the broker as of the date of this report.

Summary of Fair Value Disclosure as of March 31, 2025 (Unaudited)

Carillon Reams Core Plus Bond Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Agency Mortgage-Backed Securities	$–	$547,541,846	$–	$547,541,846
U.S. Treasury Securities	–	437,767,040	–	437,767,040
Corporate Bonds	–	420,247,324	–	420,247,324
Asset-Backed Securities	–	362,158,695	–	362,158,695
Commercial Mortgage-Backed Securities	–	242,332,529	–	242,332,529
Foreign Government Debt Obligations	–	48,890,482	–	48,890,482
Medium-Term Notes	–	12,517,905	–	12,517,905
U.S. Treasury Bills	–	214,432,597	–	214,432,597
Total Investments	$–	$2,285,888,418	$–	$2,285,888,418
Futures Contracts*	117,589	–	–	117,589
Forwards Contracts*	–	1,133,544	–	1,133,544
Interest Rate Swaps*	–	258,986	–	258,986
Credit Default Swaps	–	3,169,821	–	3,169,821

* The fair value of the Fund's investment represents the net unrealized appreciation (depreciation) as of March 31, 2025.

Refer to the Schedule of Investments for further disaggregation of investment categories.